UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rivulet Capital, LLC
Address:  598 Madison Avenue, 10th floor
          New York, New York 10022


13F File Number: 028-15271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Lebovits
Title:   Managing Member
Phone:   212-756-8700


Signature, Place and Date of Signing:

/s/ Barry Lebovits              New York, NY                May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $126,599
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------

1.         028-15273                 Rivulet Capital Master Fund, Ltd.


                                                 FORM 13F INFORMATION TABLE
                                                   COATUE MANAGEMENT, LLC
                                                       March 31, 2013



COLUMN 1                      COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6        COLUMN 7        COLUMN 8

                              TITLE                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION      MANAGERS   SOLE    SHARED  NONE
--------------                ---------      ------     --------- -------- --- ----  -----------     ---------  -----   ------  ----
ALLSCRIPTS HEALTHCARE SOLUTN  COM            01988P108   7,475    550,000  SH        SHARED-DEFINED  N/A        550,000
ANIXTER INTL INC              COM            035290105   9,090    130,000  SH        SHARED-DEFINED  N/A        130,000
COVANTA HLDG CORP             COM            22282E102   8,564    425,000  SH        SHARED-DEFINED  N/A        425,000
CROWN HOLDINGS INC            COM            228368106   8,322    200,000  SH        SHARED-DEFINED  N/A        200,000
DIRECTV                       COM            25490A309   9,337    165,000  SH        SHARED-DEFINED  N/A        165,000
HERTZ GLOBAL HOLDINGS INC     COM            42805T105  10,017    450,000  SH        SHARED-DEFINED  N/A        450,000
INTERNAP NETWORK SVCS CORP    COM PAR $.001  45885A300   4,448    475,688  SH        SHARED-DEFINED  N/A        475,688
INTERXION HOLDING N.V         SHS            N47279109  11,383    470,000  SH        SHARED-DEFINED  N/A        470,000
LAZARD LTD                    SHS A          G54050102   5,120    150,000  SH        SHARED-DEFINED  N/A        150,000
MAGICJACK VOCALTEC LTD        SHS            M6787E951     672     48,000  SH  PUT   SHARED-DEFINED  N/A         48,000
MELLANOX TECHNOLOGIES LTD     SHS            M51363953   2,498     45,000  SH  PUT   SHARED-DEFINED  N/A         45,000
NICE SYS LTD                  SPONSORED ADR  653656108   3,683    100,000  SH        SHARED-DEFINED  N/A        100,000
OWENS CORNING NEW             COM            690742101   7,295    185,000  SH        SHARED-DEFINED  N/A        185,000
QUESTCOR PHARMACEUTICALS INC  COM            74835Y951   3,254    100,000  SH  PUT   SHARED-DEFINED  N/A        100,000
U S SILICA HLDGS INC          COM            90346E953   2,160     91,600  SH  PUT   SHARED-DEFINED  N/A         91,600
VERINT SYS INC                COM            92343X100  15,600    426,820  SH        SHARED-DEFINED  N/A        426,820
VERISIGN INC                  COM            92343E102   6,027    127,500  SH        SHARED-DEFINED  N/A        127,500
WESTERN UN CO                 COM            959802109  11,656    775,000  SH        SHARED-DEFINED  N/A        775,000





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